Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities [abstract]
Other financial liabilities	$ 69,129,474	$ 63,528,631
Current lease liabilities	4,934,639	4,857,097
Trade and other current payables	324,521,077	306,655,558
Accounts payable to related parties	18,432,354	8,979,434
Other current provisions	2,984,518	3,040,930
Current tax liabilities, current	21,251,222	20,504,374
Provisions for employee benefits	39,900,588	27,356,205
Other non-financial liabilities	40,370,214	48,359,767
Total current liabilities	521,524,086	483,281,996
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	10,238,905	10,810,923
Current lease liabilities	1,373,828	1,245,146
Trade and other current payables	322,200,664	302,997,598
Accounts payable to related parties	18,432,354	8,908,578
Other current provisions	2,956,164	2,998,462
Current tax liabilities, current	17,484,807	6,759,999
Provisions for employee benefits	38,062,162	12,695,440
Other non-financial liabilities	1,268,039	1,311,982
Total current liabilities	412,016,923	347,728,128
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	58,890,569	52,717,708
Current lease liabilities	3,560,811	3,611,951
Trade and other current payables	2,320,413	3,657,960
Accounts payable to related parties	0	70,856
Other current provisions	28,354	42,468
Current tax liabilities, current	3,766,415	13,744,375
Provisions for employee benefits	1,838,426	14,660,765
Other non-financial liabilities	39,102,175	47,047,785
Total current liabilities	109,507,163	135,553,868
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,288,200	2,683,187
Current lease liabilities	197,593	133,037
Trade and other current payables	199,708,893	174,164,421
Accounts payable to related parties	5,401,779	3,366,289
Other current provisions	2,856,697	2,847,167
Current tax liabilities, current	16,831,345	5,575,556
Provisions for employee benefits	29,568,649	6,067,859
Other non-financial liabilities	0	0
Total current liabilities	255,853,156	194,837,516
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	35,992,994	27,235,326
Current lease liabilities	561,775	483,206
Trade and other current payables	572,513	1,250,912
Accounts payable to related parties	0	70,856
Other current provisions	28,354	42,468
Current tax liabilities, current	3,766,415	13,661,546
Provisions for employee benefits	1,838,426	14,660,765
Other non-financial liabilities	39,102,175	47,047,785
Total current liabilities	81,862,652	104,452,864
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	4,393,473	663,604
Current lease liabilities	657,841	607,445
Total current liabilities	5,051,314	1,271,049
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	3,302,978	6,085,801
Current lease liabilities	1,906,190	1,947,575
Total current liabilities	5,209,168	8,033,376
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	4,121,865	160,803
Current lease liabilities	414,733	437,107
Trade and other current payables	37,249,860	44,197,074
Accounts payable to related parties	3,863,807	1,521,520
Other non-financial liabilities	1,268,039	1,311,982
Total current liabilities	46,918,304	47,628,486
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	19,086,139	19,054,320
Current lease liabilities	906,778	986,863
Trade and other current payables	391,246	1,940,430
Accounts payable to related parties	0	0
Other non-financial liabilities	0	0
Total current liabilities	20,384,163	21,981,613
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	125,723	68,923
Current lease liabilities	26,518	25,324
Trade and other current payables	8,137,207	7,212,069
Accounts payable to related parties	9,060,286	3,818,009
Total current liabilities	17,349,734	11,124,325
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	508,458	10,668
Current lease liabilities	79,554	81,810
Trade and other current payables	1,346,741	451,610
Accounts payable to related parties	0	0
Total current liabilities	1,934,753	544,088
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	966	6,859,851
Current lease liabilities	58,040	27,382
Trade and other current payables	68,666,133	67,565,461
Other current provisions	99,467	151,295
Current tax liabilities, current	454,281	882,944
Provisions for employee benefits	7,414,207	5,703,223
Total current liabilities	76,693,094	81,190,156
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Current lease liabilities	77,662	77,247
Trade and other current payables	0	0
Other current provisions	0	0
Current tax liabilities, current	0	82,829
Provisions for employee benefits	0	0
Total current liabilities	77,662	160,076
Uruguay Peso en Unidades Indexadas [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	202,988	332,747
Current lease liabilities	8,960	7,875
Total current liabilities	211,948	340,622
Uruguay Peso en Unidades Indexadas [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	331,593
Current lease liabilities	11,947	23,626
Total current liabilities	11,947	355,219
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	578,652	329,728
Accounts payable to related parties	93,707	160,245
Total current liabilities	672,359	489,973
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	0	66
Accounts payable to related parties	0	0
Total current liabilities	0	66
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Current lease liabilities	10,143	6,976
Trade and other current payables	2,341,105	2,490,915
Current tax liabilities, current	199,181	188,335
Provisions for employee benefits	428,282	393,672
Total current liabilities	2,978,711	3,079,898
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Current lease liabilities	16,905	11,624
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	1,803,818	2,991,595
Accounts payable to related parties	1,117	11,950
Current tax liabilities, current	0	113,164
Provisions for employee benefits	287,087	208,769
Total current liabilities	2,092,022	3,325,478
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	9,913	14,942
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	9,913	14,942
Bolivianboliviano [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	105,690	41,808
Trade and other current payables	3,714,996	4,046,335
Accounts payable to related parties	11,658	30,565
Provisions for employee benefits	363,937	321,917
Total current liabilities	4,196,281	4,440,625
Bolivianboliviano [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 0